Equity (Tables)	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of Assumptions Used in Determining the Fair Value of the Warrants	The assumptions used in determining the fair value of the warrants were as follows:
November 29, 2024

Expected term in years	5 years
Share price	$3.94
Exercise price	$5.20
Risk-free interest rate	4.45%
Annual expected volatility	81.00%
Dividend yield	0.00%

Schedule of Activity Related to the Warrants

Activity related to the warrants for the years ended March 31, 2025 and 2026 were as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years
Outstanding, March 31, 2024	—	$—
Granted	125,000	$5.20
Forfeited	—	$—
Exercised	—	$—
Expired	—	$—
Outstanding, March 31, 2025	125,000	$5.20
Granted	—	$—
Forfeited	—	$—
Exercised	—	$—
Expired	—	$—
Outstanding, March 31, 2026	125,000	$5.20
Exercisable, March 31, 2025	—	$—	4.67
Exercisable, March 31, 2026	125,000	$5.20	3.67